Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories

20. Inventories

Inventories, shown net of an allowance for obsolete and slow-moving goods, can be analyzed as follows:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Raw materials	138,566	115,603
Semi-finished products	50,970	53,462
Finished products	99,675	96,178
Provision for slow moving and obsolescence	(20,964)	(20,026)
Total inventories	268,247	245,217

Raw materials included advances paid to suppliers for inventories in the overall amount of EUR 37,108 thousand at December 31, 2025. At December 31, 2024, the advances paid to suppliers included within raw materials and semi-finished products totaled EUR 25,000 thousand.

Changes in the provision for slow moving and obsolete inventories are as follows:

	2025	2024
	(EUR thousand)
At January 1	20,026	18,142
Provision	9,015	1,910
Utilizations and other changes	(8,077)	(26)
At December 31	20,964	20,026